UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

Annual Report

December 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-ANN-0208
1.831202.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of Fund A
VIP Investment Grade Central Fund	4.94%	7.21%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund

In 2007, the U.S. investment-grade bond market outperformed the domestic stock market, as measured by the Standard & Poor's 500SM Index, for the first time in five years. High-quality debt, as measured by the Lehman Brothers® U.S. Aggregate Index, climbed 6.97%, beating the 5.49% return of the S&P 500®. Bonds with the lowest levels of risk ended the year with the highest returns, benefiting from a massive flight to quality as investors sought safer havens given the turmoil in the credit markets and deteriorating economic conditions. Treasuries, which are government guaranteed, had the best showing within the Aggregate index, gaining 9.01% according to the Lehman Brothers U.S. Treasury Index. Treasuries were among the few securities in any asset class that didn't feel the pain of the subprime mortgage crisis, which gripped the financial markets for most of the second half of 2007. The asset-backed category - home to weak subprime debt - had the most disappointing performance, returning only 2.21% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund returned 4.94%, significantly lagging the Lehman Brothers U.S. Aggregate Index. My discussion of the fund's performance reflects its holdings in aggregate, including direct investments and holdings in underlying central funds. The main factor behind the fund's weak showing was its exposure - mainly through Fidelity® Ultra-Short Central Fund - to asset-backed securities backed by subprime mortgages, which suffered steep losses amid weakening housing fundamentals and deteriorating market technical factors. Given its heightened level of volatility, I cut back the fund's stake in Ultra-Short Central by year end. As difficult conditions within the mortgage market extended broadly to other segments of the fixed-income market, our sector selection also worked against us. In particular, our decisions to invest outside the benchmark in collateralized mortgage obligations and to modestly overweight commercial mortgage-backed securities, investment-grade corporate bonds, high-yield corporate bonds and other asset-backed securities dampened our absolute and relative returns because they lagged the index. Elsewhere, our out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS) worked in our favor. TIPS fared especially well amid a global flight to safety, rising inflation worries and a realized increase in the inflation rate. A significant underweighting in mortgage pass-through securities further boosted relative performance, as did yield-curve positioning. Specifically, the fund benefited from concentrating investments in bonds with intermediate-range maturities, which performed well, and underweighting longer-term bonds, which lagged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Actual	$ 1,000.00	$ 1,040.70	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0028%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
U.S. Government and U.S. Government Agency Obligations 61.7%	U.S. Government and U.S. Government Agency Obligations 60.4%
AAA 14.1%	AAA 17.3%
AA 4.5%	AA 6.3%
A 7.3%	A 6.0%
BBB 15.7%	BBB 17.6%
BB and Below 0.9%	BB and Below 2.0%
Not Rated 0.2%	Not Rated 0.7%
Short-Term Investments and Net Other Assets*** (4.4)%	Short-Term Investments and Net Other Assets*** (10.3)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of December 31, 2007
6 months ago
Years	6.1	5.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	4.4	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 **
	Corporate Bonds 22.1%		Corporate Bonds 23.4%
	U.S. Government and U.S. Government Agency Obligations 61.7%		U.S. Government and U.S. Government Agency Obligations 60.4%
	Asset-Backed Securities 7.2%		Asset-Backed Securities 11.5%
	CMOs and Other Mortgage Related Securities 13.2%		CMOs and Other Mortgage Related Securities 14.8%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets*** (4.4)%		Short-Term Investments and Net Other Assets*** (10.3)%
* Foreign investments	6.6%	** Foreign investments	6.9%
* Futures and Swaps	13.2%	** Futures and Swaps	16.0%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 4,001,864
5.875% 1/15/36	695,000	634,294
		4,636,158
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	104,154
6.875% 5/1/12	290,000	305,373
7.625% 4/15/31	1,625,000	1,798,258
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,801,450
5.5% 3/15/11	2,675,000	2,700,565
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,324,011
4.625% 6/1/13	3,475,000	3,324,567
6.45% 12/1/36 (a)	1,560,000	1,547,759
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,066,093
News America, Inc.:
6.15% 3/1/37	1,745,000	1,685,651
6.2% 12/15/34	6,695,000	6,599,864
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,473,089
6.55% 5/1/37	5,604,000	5,719,980
Time Warner, Inc. 5.875% 11/15/16	400,000	397,542
Viacom, Inc.:
5.75% 4/30/11	1,410,000	1,427,735
6.125% 10/5/17	2,710,000	2,709,883
6.75% 10/5/37	935,000	927,518
		39,913,492
TOTAL CONSUMER DISCRETIONARY		44,549,650
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	1,705,000	1,712,783
5.75% 10/23/17	3,817,000	3,838,677
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,185,000	2,124,500
		7,675,960
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (a)	7,279,933	6,989,900
6.302% 6/1/37 (e)	5,910,000	5,712,263
		12,702,163
Food Products - 0.4%
Cargill, Inc. 6.625% 9/15/37 (a)	3,333,000	3,317,525

	Principal Amount	Value
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	$ 2,935,000	$ 2,987,977
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,394,165
6.875% 2/1/38	3,900,000	4,048,937
		12,748,604
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	505,000	564,760
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,540,178
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,087,627
		6,192,565
TOTAL CONSUMER STAPLES		39,319,292
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,670,224
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,845,000	1,878,634
6.45% 9/15/36	1,155,000	1,176,178
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,212,673
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,546,686
6.25% 2/15/13	855,000	886,355
6.75% 2/15/32	4,255,000	4,248,286
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,210,471
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,286,760
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,541,524
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	327,890
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,889,940
Nakilat, Inc. 6.067% 12/31/33 (a)	4,015,000	3,663,487
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	879,353
Nexen, Inc.:
5.875% 3/10/35	1,655,000	1,559,358
6.4% 5/15/37	2,125,000	2,121,434
NGPL PipeCo LLC 6.514% 12/15/12 (a)	1,980,000	2,010,338
Pemex Project Funding Master Trust:
5.7238% 12/3/12 (a)(e)	410,000	403,645
6.125% 8/15/08	236,000	236,732
6.2906% 6/15/10 (a)(e)	4,480,000	4,497,920
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,266,823
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP: - continued
6.65% 1/15/37	$ 3,190,000	$ 3,210,400
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (a)	2,375,000	2,413,428
6.332% 9/30/27 (a)	2,415,000	2,288,913
Talisman Energy, Inc. yankee 6.25% 2/1/38	1,335,000	1,301,036
Texas Eastern Transmission LP 6% 9/15/17 (a)	2,434,000	2,497,016
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	625,763
Valero Energy Corp. 6.625% 6/15/37	1,575,000	1,586,140
		64,767,183
TOTAL ENERGY		71,437,407
FINANCIALS - 8.6%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	7,170,000	7,372,194
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,793,450
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,771,293
5.625% 1/15/17	3,000,000	2,929,728
5.7% 9/1/12	2,935,000	3,019,593
6.6% 1/15/12	4,610,000	4,877,375
6.75% 10/1/37	6,705,000	6,569,411
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	2,062,698
6.25% 6/15/12	6,015,000	6,158,602
JPMorgan Chase Capital XVII 5.85% 8/1/35	6,975,000	5,954,076
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,788,064
Lazard Group LLC:
6.85% 6/15/17	3,230,000	3,190,174
7.125% 5/15/15	5,585,000	5,683,363
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	3,100,000	3,157,251
6.75% 12/28/17	3,145,000	3,241,548
6.875% 7/17/37	3,100,000	3,030,824
Merrill Lynch & Co., Inc. 4.25% 2/8/10	7,275,000	7,131,668
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,405,281

	Principal Amount	Value
6.6% 4/1/12	$ 7,695,000	$ 8,085,306
UBS AG, Stamford 5.875% 12/20/17	3,145,000	3,167,157
		87,389,056
Commercial Banks - 1.1%
Bank of America NA:
5.3% 3/15/17	1,480,000	1,439,116
6% 10/15/36	143,000	136,769
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	4,283,522
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,597,075
HSBC Holdings PLC 6.5% 9/15/37	4,355,000	4,220,997
Korea Development Bank 3.875% 3/2/09	5,775,000	5,719,000
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,487,015
Standard Chartered Bank 6.4% 9/26/17 (a)	4,625,000	4,696,655
Wachovia Bank NA:
4.875% 2/1/15	4,405,000	4,193,375
5.85% 2/1/37	3,000,000	2,703,402
Wachovia Corp. 4.875% 2/15/14	785,000	753,803
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,756,905
		40,987,634
Consumer Finance - 1.0%
American Express Co. 6.15% 8/28/17	3,625,000	3,720,243
American General Finance Corp. 6.9% 12/15/17	2,370,000	2,372,370
Capital One Financial Corp. 5.7% 9/15/11	1,375,000	1,328,334
Discover Financial Services 5.6625% 6/11/10 (a)(e)	7,050,000	6,709,767
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,482,862
6.375% 11/15/67 (e)	4,000,000	4,129,928
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,167,936
MBNA Corp. 7.5% 3/15/12	1,860,000	2,028,737
SLM Corp.:
4% 1/15/09	1,020,000	982,635
4.5% 7/26/10	2,555,000	2,343,441
5.2238% 7/27/09 (e)	1,064,000	1,000,874
5.2438% 7/26/10 (e)	6,312,000	5,810,013
		34,077,140
Diversified Financial Services - 0.8%
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,807,623
Citigroup, Inc.:
5% 9/15/14	1,175,000	1,119,592
5.875% 5/29/37	1,400,000	1,306,568
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	20,000	19,260
5.6% 6/1/11	127,000	131,052
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.75% 1/2/13	$ 3,500,000	$ 3,566,693
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,375,000	3,201,849
5.5% 1/15/14 (a)	2,405,000	2,393,148
TECO Finance, Inc. 7% 5/1/12 (a)	1,740,000	1,842,564
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(e)	3,400,000	3,168,521
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(e)	4,035,000	3,725,064
		30,281,934
Insurance - 0.5%
American International Group, Inc. 5.85% 1/16/18	4,750,000	4,781,103
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	411,694
Lincoln National Corp. 7% 5/17/66 (e)	1,475,000	1,480,934
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,403,529
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,460,924
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,855,000	3,838,562
		17,376,746
Real Estate Investment Trusts - 2.1%
AMB Property LP 5.9% 8/15/13	2,575,000	2,651,094
Arden Realty LP 5.25% 3/1/15	625,000	628,071
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,350,485
5.625% 12/15/10	2,260,000	2,281,931
5.7% 5/1/17	5,000,000	4,631,785
5.75% 4/1/12	1,115,000	1,103,752
Camden Property Trust 5.375% 12/15/13	1,655,000	1,600,575
Colonial Properties Trust:
4.75% 2/1/10	690,000	673,647
5.5% 10/1/15	6,290,000	5,704,627
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	986,888
4.625% 8/1/10	225,000	219,134
5% 5/3/10	2,435,000	2,396,033
5.25% 4/15/11	1,395,000	1,376,710
5.375% 10/15/12	1,240,000	1,205,538
Duke Realty LP:
4.625% 5/15/13	925,000	876,740
5.5% 3/1/16	1,270,000	1,202,606
5.625% 8/15/11	2,325,000	2,338,115
5.95% 2/15/17	695,000	672,823

	Principal Amount	Value
6.5% 1/15/18	$ 2,445,000	$ 2,458,863
6.95% 3/15/11	1,535,000	1,609,117
Equity One, Inc. 6% 9/15/17	1,760,000	1,651,887
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,374,130
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,895,875
HRPT Properties Trust:
5.75% 11/1/15	670,000	627,238
6.25% 6/15/17	4,455,000	4,182,452
Liberty Property LP:
5.5% 12/15/16	1,715,000	1,604,595
6.625% 10/1/17	1,850,000	1,851,014
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,758,249
7.25% 3/15/09	1,085,000	1,114,196
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	801,371
6% 3/31/16	3,099,000	2,936,303
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,947,397
4.875% 8/15/10	2,455,000	2,432,937
5% 3/1/12	2,060,000	2,009,347
5.1% 6/15/15	2,220,000	2,087,220
5.375% 6/1/11	2,020,000	1,994,443
7.75% 1/20/11	595,000	636,752
UDR, Inc. 5.5% 4/1/14	2,690,000	2,532,431
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	826,918
Washington (REIT) 5.95% 6/15/11	3,015,000	2,998,059
		76,231,348
Real Estate Management & Development - 0.3%
ERP Operating LP 5.5% 10/1/12	1,585,000	1,571,222
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,786,385
Regency Centers LP:
5.875% 6/15/17	3,005,000	2,903,855
6.75% 1/15/12	2,035,000	2,112,818
		9,374,280
Thrifts & Mortgage Finance - 0.4%
Capmark Financial Group, Inc.:
5.875% 5/10/12 (a)	3,610,000	2,857,546
6.3% 5/10/17 (a)	1,400,000	1,043,648
Independence Community Bank Corp. 3.75% 4/1/14 (e)	3,820,000	3,772,670
Residential Capital LLC 8% 6/1/12 (e)	6,000,000	3,690,000
Washington Mutual, Inc. 4.625% 4/1/14	4,255,000	3,324,440
		14,688,304
TOTAL FINANCIALS		310,406,442
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	$ 1,990,000	$ 2,089,609
6.45% 9/15/37	1,485,000	1,627,079
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,905,276
		6,621,964
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,489,556
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,413,413
7.45% 5/1/34 (a)	420,000	413,700
		8,316,669
Airlines - 1.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	179,770	181,118
6.978% 10/1/12	526,026	532,286
7.024% 4/15/11	2,180,000	2,188,175
7.858% 4/1/13	3,480,000	3,652,921
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,055,027	2,065,302
6.795% 2/2/20	3,717,714	3,310,624
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (a)	3,060,000	3,083,650
7.57% 11/18/10	5,885,000	5,943,850
Northwest Airlines, Inc. pass thru trust certificates 7.027% 11/1/19	3,024,000	2,903,040
Southwest Airlines Co. Pass-thru Trust Certificates 6.15% 8/1/22	2,400,000	2,409,600
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	1,530,452	1,511,322
8.36% 7/20/20	5,415,799	5,605,352
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	2,976,818	2,795,232
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	591,759	593,978
6.201% 3/1/10	251,421	250,163
6.602% 9/1/13	758,940	759,889
7.032% 4/1/12	1,247,669	1,253,907
7.186% 10/1/12	3,094,245	3,103,528
		42,143,937

	Principal Amount	Value
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	$ 3,395,000	$ 3,266,608
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.45% 10/15/12 (a)	2,155,000	2,218,764
6.55% 10/15/37 (a)	1,865,000	1,936,870
General Electric Co. 5.25% 12/6/17	7,130,000	7,114,785
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	3,600,000	3,635,644
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (a)	6,485,000	6,817,304
		21,723,367
TOTAL INDUSTRIALS		75,450,581
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37 (a)	1,225,000	1,289,616
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	198,750
National Semiconductor Corp. 6.15% 6/15/12	5,265,000	5,367,046
		5,565,796
TOTAL INFORMATION TECHNOLOGY		6,855,412
MATERIALS - 0.2%
Metals & Mining - 0.1%
United States Steel Corp. 6.65% 6/1/37	2,270,000	2,024,940
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,124,672
		5,149,612
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,900,000	1,880,761
TOTAL MATERIALS		7,030,373
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,412,048
AT&T, Inc.:
6.3% 1/15/38	364,000	369,821
6.8% 5/15/36	10,939,000	11,836,961
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	722,285
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,978,156
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 5.25% 7/22/13	$ 2,500,000	$ 2,489,947
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,178,025
6.45% 6/15/34	3,620,000	3,731,022
Sprint Capital Corp.:
6.875% 11/15/28	5,040,000	4,779,750
8.75% 3/15/32	1,730,000	1,950,053
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,926,164
7.2% 7/18/36	3,620,000	3,991,282
Telefonica Emisiones SAU:
6.221% 7/3/17	2,885,000	2,997,492
7.045% 6/20/36	4,335,000	4,845,602
Verizon Communications, Inc. 6.25% 4/1/37	1,380,000	1,415,172
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,914,743
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,161,803
		54,700,326
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,743,952
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	801,395
8.125% 5/1/12	1,130,000	1,256,468
Sprint Nextel Corp. 6% 12/1/16	2,710,000	2,595,619
Vodafone Group PLC 5% 12/16/13	3,890,000	3,824,383
		10,221,817
TOTAL TELECOMMUNICATION SERVICES		64,922,143
UTILITIES - 3.4%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	6,014,000	6,302,786
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,640,000	4,585,995
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,419,396
6.15% 9/15/17	2,890,000	2,978,185
EDP Finance BV 6% 2/2/18 (a)	2,864,000	2,793,362
Enel Finance International SA:
6.25% 9/15/17 (a)	1,455,000	1,472,335
6.8% 9/15/37 (a)	5,224,000	5,248,579
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,777,184
6.75% 5/1/11	2,230,000	2,330,696
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,077,196

	Principal Amount	Value
Illinois Power Co. 6.125% 11/15/17 (a)	$ 1,465,000	$ 1,480,092
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,228,300
Pennsylvania Electric Co. 6.05% 9/1/17 (a)	2,905,000	2,887,126
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	6,230,000	5,732,211
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,998,806
7.1% 3/1/11	3,277,000	3,487,364
West Penn Power Co. 5.95% 12/15/17 (a)	3,275,000	3,290,969
		58,090,582
Gas Utilities - 0.3%
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	3,805,276
5.45% 9/15/20	2,135,000	1,910,494
6.4% 3/15/18	3,220,000	3,212,758
7.875% 11/15/10	925,000	981,259
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	198,313
		10,108,100
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,134,271
Exelon Generation Co. LLC 6.2% 10/1/17	5,545,000	5,510,782
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,949,275
6.2% 5/15/16	2,715,000	2,726,338
TXU Corp. 5.55% 11/15/14	980,000	754,600
		18,075,266
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,546,850
6.25% 6/30/12	1,938,000	2,030,435
6.3% 9/30/66 (e)	9,255,000	8,999,858
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,716,566
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,985,083
6.5% 9/15/37	3,280,000	3,425,258
National Grid PLC 6.3% 8/1/16	7,060,000	7,207,540
WPS Resources Corp. 6.11% 12/1/66 (e)	2,330,000	2,145,653
		34,057,243
TOTAL UTILITIES		120,331,191
TOTAL NONCONVERTIBLE BONDS (Cost $752,193,620)		746,924,455
U.S. Government and Government Agency Obligations - 26.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
3.25% 2/15/09	$ 3,286,000	$ 3,262,107
4.75% 11/19/12	13,310,000	13,775,850
5% 2/16/12	12,000,000	12,506,250
6.625% 9/15/09	3,020,000	3,169,626
Federal Home Loan Bank 5.375% 8/19/11	8,940,000	9,432,987
Freddie Mac:
4% 6/12/13	17,620,000	17,610,820
4.125% 12/21/12	11,690,000	11,772,356
4.75% 3/5/09	5,462,000	5,515,899
4.75% 1/18/11	9,565,000	9,871,817
5.25% 7/18/11	413,000	434,011
5.75% 1/15/12	6,410,000	6,859,931
6.625% 9/15/09	3,475,000	3,647,169
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,526,489
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,330,000	2,333,553
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		102,718,865
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	7,940,232	7,917,264
2% 4/15/12	10,295,700	10,674,541
2% 1/15/14 (c)	158,407,408	163,753,085
2% 7/15/14	5,541,800	5,726,219
2.375% 4/15/11	19,478,860	20,306,760
2.625% 7/15/17	15,120,450	16,330,494
3.5% 1/15/11	12,003,900	12,911,666
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		237,620,029
U.S. Treasury Obligations - 16.5%
U.S. Treasury Bonds 6.25% 5/15/30	46,558,000	58,102,941
U.S. Treasury Notes:
3.375% 11/30/12 (b)	185,367,000	184,729,871
4.25% 8/15/13 (c)	49,752,000	51,567,152
4.25% 8/15/14 (c)	130,000,000	134,417,920

	Principal Amount	Value
4.5% 4/30/12	$ 67,557,000	$ 70,570,650
4.875% 6/30/12	86,080,000	91,298,600
TOTAL U.S. TREASURY OBLIGATIONS		590,687,134
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $897,703,491)		931,026,028
U.S. Government Agency - Mortgage Securities - 31.9%

Fannie Mae - 26.6%
3.751% 10/1/33 (e)	250,661	250,744
3.783% 6/1/34 (e)	1,271,438	1,265,332
3.797% 6/1/33 (e)	211,755	212,596
3.817% 10/1/33 (e)	2,915,700	2,911,001
3.844% 10/1/33 (e)	6,016,793	6,058,484
3.915% 5/1/33 (e)	67,394	68,042
4% 8/1/18 to 6/1/19	3,409,110	3,288,170
4.062% 10/1/18 (e)	173,567	173,966
4.076% 4/1/34 (e)	4,319,204	4,304,447
4.104% 1/1/35 (e)	378,279	383,401
4.105% 2/1/35 (e)	127,082	128,666
4.172% 1/1/35 (e)	567,874	565,559
4.25% 2/1/35 (e)	264,254	263,453
4.263% 10/1/33 (e)	104,136	104,804
4.268% 6/1/33 (e)	115,165	116,481
4.288% 3/1/33 (e)	222,631	225,293
4.294% 3/1/35 (e)	235,747	237,156
4.299% 3/1/33 (e)	142,873	142,414
4.299% 4/1/35 (e)	117,765	119,138
4.336% 8/1/33 (e)	436,463	437,954
4.341% 5/1/35 (e)	239,477	242,627
4.345% 1/1/35 (e)	295,544	295,415
4.363% 2/1/34 (e)	510,801	512,029
4.391% 2/1/35 (e)	429,005	428,508
4.406% 5/1/35 (e)	198,729	200,799
4.421% 8/1/34 (e)	726,832	727,553
4.434% 3/1/35 (e)	396,392	396,123
4.478% 1/1/35 (e)	296,134	295,765
4.479% 3/1/35 (e)	876,404	876,919
4.5% 4/1/18 to 10/1/35	93,234,260	90,337,102
4.5% 1/1/23 (b)	12,000,000	11,812,897
4.5% 1/1/23 (b)	4,000,000	3,937,632
4.501% 2/1/35 (e)	3,639,890	3,642,318
4.504% 3/1/35 (e)	866,175	866,713
4.529% 7/1/35 (e)	833,944	839,744
4.53% 2/1/35 (e)	193,749	196,223
4.531% 5/1/35 (e)	675,969	678,479
4.539% 2/1/35 (e)	1,193,611	1,212,537
4.565% 11/1/34 (e)	713,844	714,234
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.565% 2/1/35 (e)	$ 2,646,015	$ 2,649,725
4.569% 10/1/35 (e)	58,827	59,150
4.57% 7/1/35 (e)	854,791	858,233
4.598% 2/1/35 (e)	707,073	708,286
4.598% 2/1/35 (e)	96,307	97,801
4.603% 9/1/34 (e)	777,922	779,701
4.622% 4/1/33 (e)	50,301	50,790
4.628% 2/1/35 (e)	8,738,700	8,762,487
4.665% 11/1/34 (e)	884,178	887,247
4.665% 5/1/35 (e)	3,564,746	3,599,502
4.678% 3/1/35 (e)	1,617,423	1,641,960
4.693% 10/1/34 (e)	868,061	870,343
4.714% 7/1/34 (e)	711,430	714,347
4.721% 12/1/34 (e)	569,659	571,324
4.721% 3/1/35 (e)	66,707	67,775
4.77% 12/1/34 (e)	229,198	229,805
4.796% 11/1/34 (e)	679,043	681,529
4.799% 6/1/35 (e)	1,088,200	1,098,252
4.857% 10/1/34 (e)	2,857,081	2,872,670
4.87% 5/1/33 (e)	6,751	6,871
5% 10/1/17 to 8/1/35	61,819,635	61,444,810
5% 1/1/23 (b)	33,000,000	33,031,796
5% 1/1/38 (b)	40,000,000	39,032,692
5% 1/1/38 (b)	25,000,000	24,395,433
5% 1/1/38 (b)	50,000,000	48,790,865
5.016% 7/1/34 (e)	118,882	119,586
5.033% 8/1/34 (e)	181,841	182,151
5.042% 5/1/35 (e)	1,357,806	1,376,229
5.067% 9/1/34 (e)	1,920,806	1,933,247
5.095% 5/1/35 (e)	3,494,313	3,541,914
5.144% 5/1/35 (e)	851,823	860,146
5.156% 5/1/35 (e)	2,517,812	2,542,615
5.18% 6/1/35 (e)	970,522	983,487
5.184% 8/1/33 (e)	319,360	321,818
5.194% 5/1/35 (e)	2,846,700	2,878,407
5.299% 2/1/36 (e)	3,235,912	3,278,684
5.31% 12/1/35 (e)	1,577,988	1,597,413
5.315% 7/1/35 (e)	124,159	125,722
5.462% 2/1/36 (e)	4,637,644	4,700,391
5.5% 6/1/09 to 12/1/37	299,612,954	299,887,037
5.559% 9/1/36 (e)	1,639,686	1,659,738
5.609% 1/1/36 (e)	1,378,302	1,399,612
5.648% 7/1/37 (e)	915,485	929,966
5.668% 9/1/35 (e)	1,300,823	1,320,733
5.792% 2/1/36 (e)	751,678	765,627
5.8% 1/1/36 (e)	850,298	865,250
6% 6/1/14 to 12/1/37	187,074,960	190,119,796
6% 1/1/23 (b)	3,000,000	3,070,052
6.035% 4/1/36 (e)	657,344	671,134

	Principal Amount	Value
6.224% 6/1/36 (e)	$ 329,199	$ 334,155
6.32% 4/1/36 (e)	599,077	612,669
6.5% 6/1/11 to 7/1/34	41,111,938	42,521,501
6.561% 9/1/36 (e)	3,773,567	3,876,117
7% 3/1/15 to 8/1/32	3,441,166	3,633,386
7.5% 8/1/08 to 11/1/31	2,774,040	2,994,868
8% 1/1/30 to 5/1/30	69,490	75,527
8.5% 3/1/25 to 6/1/25	1,273	1,405
TOTAL FANNIE MAE		952,554,495
Freddie Mac - 3.6%
4% 2/1/20	3,497,572	3,363,908
4.103% 1/1/35 (e)	764,673	770,082
4.299% 12/1/34 (e)	371,282	369,559
4.306% 3/1/35 (e)	289,255	290,111
4.314% 2/1/35 (e)	593,879	596,012
4.332% 3/1/35 (e)	599,822	597,055
4.374% 2/1/35 (e)	724,100	720,777
4.413% 6/1/35 (e)	416,421	419,025
4.417% 2/1/34 (e)	294,532	293,263
4.423% 3/1/35 (e)	417,370	415,521
4.45% 3/1/35 (e)	372,760	371,389
4.5% 5/1/19	39,050	38,501
4.54% 2/1/35 (e)	672,626	671,037
4.774% 10/1/34 (e)	1,127,351	1,129,246
4.803% 3/1/33 (e)	104,801	106,354
4.816% 9/1/34 (e)	548,735	550,313
5% 4/1/35 (e)	1,554,888	1,573,367
5.13% 4/1/35 (e)	1,602,334	1,613,216
5.278% 3/1/36 (e)	580,510	583,950
5.433% 11/1/35 (e)	790,321	798,620
5.53% 1/1/36 (e)	2,112,644	2,134,537
5.758% 10/1/35 (e)	574,303	581,715
5.847% 6/1/36 (e)	754,212	765,280
6% 5/1/33 to 11/1/37	93,926,770	95,345,365
6.031% 7/1/37 (e)	3,849,504	3,900,652
6.046% 6/1/36 (e)	719,856	729,967
6.095% 4/1/36 (e)	1,164,187	1,183,765
6.107% 6/1/36 (e)	676,640	689,386
6.455% 10/1/36 (e)	3,802,162	3,873,894
6.624% 7/1/36 (e)	5,034,811	5,154,655
6.71% 8/1/36 (e)	643,288	657,625
7.5% 5/1/17 to 11/1/31	316,117	338,420
8% 7/1/17 to 5/1/27	42,848	46,412
8.5% 3/1/20 to 1/1/28	185,143	204,130
TOTAL FREDDIE MAC		130,877,109
Government National Mortgage Association - 1.7%
4.5% 2/20/37 (e)	7,472,941	7,447,705
4.75% 1/20/34 (e)	1,616,985	1,624,445
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.25% 7/20/34 (e)	$ 482,348	$ 487,137
6% 8/15/08 to 8/15/29	604,495	624,560
6.5% 6/15/08 to 10/15/37	41,176,181	42,714,654
7% 1/15/28 to 11/15/32	6,034,300	6,331,216
7.5% 4/15/22 to 10/15/28	1,361,626	1,454,548
8% 2/15/17 to 11/15/30	150,199	163,833
8.5% 12/15/16 to 3/15/30	60,204	66,380
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		60,914,478
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,134,217,218)		1,144,346,082
Asset-Backed Securities - 2.8%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 5.265% 11/25/50 (e)	185,233	156,840
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	800,000	798,798
Airspeed Ltd. Series 2007-1A Class C1, 7.5275% 4/15/24 (a)(e)	3,011,799	2,891,327
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	65,149	65,087
Class B1, 5.2% 3/6/11	305,000	302,653
Class C1, 5.28% 11/6/11	1,850,000	1,819,915
Class E1, 6.62% 5/6/13 (a)	527,272	521,999
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.965% 1/25/32 (e)	129,113	123,086
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	866,667	865,594
Argent Securities, Inc. Series 2004-W5 Class M1, 5.465% 4/25/34 (e)	1,730,000	1,570,090
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	868,417	868,916
Class B, 5.26% 10/15/10	945,000	955,733
Class C, 5.55% 1/18/11	5,965,000	6,054,221
Class D, 7.16% 1/15/13 (a)	645,000	652,231
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	445,000	448,599
Class C, 5.77% 5/20/10 (a)	430,000	431,449
Class D, 6.15% 4/20/11 (a)	725,000	726,122
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,133,410
Class C, 5.73% 3/15/11	660,000	662,346

	Principal Amount	Value
Class D, 6.05% 1/17/12	$ 1,630,000	$ 1,629,950
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,415,917
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,178,513
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.865% 8/25/36 (a)(e)	255,000	33,150
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	653,534	641,794
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	2,245,142	2,252,429
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,104,394
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,273,369
Series 2007-B6 Class B6, 5.03% 11/8/12	7,680,000	7,701,300
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,332,273	2,334,913
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	2,020,892
Class C, 5.074% 6/15/35 (a)	1,862,000	1,818,653
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	848,511
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	5,024,444
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (a)	5,175,000	5,099,801
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	1,634,064	1,636,733
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	975,330
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	301,611	180,967
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,029,307
Series 2006-1:
Class A3, 5.13% 6/15/10	501,418	502,497
Class B, 5.29% 11/15/12	308,454	309,878
Class C, 5.34% 11/15/12	396,583	393,809
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,588,789
Class C, 4.13% 11/20/37 (a)	3,760,000	3,290,203
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 5.395% 6/25/34 (e)	$ 525,000	$ 464,756
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (a)(e)	3,285,000	3,245,252
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,750,000	219,570
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.385% 1/25/35 (e)	1,700,000	1,423,687
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	1,460,000	1,460,824
Class C, 5.77% 5/25/10 (a)	1,355,000	1,356,647
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,536,473
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.465% 11/25/34 (e)	685,000	577,697
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 5.2475% 6/15/12 (e)	2,235,000	2,168,689
Class C, 5.5275% 6/15/12 (e)	1,335,000	1,298,427
Wachovia Auto Loan Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	4,000,000	3,999,978
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	1,381,022	1,382,994
TOTAL ASSET-BACKED SECURITIES (Cost $102,913,160)		101,468,953
Collateralized Mortgage Obligations - 5.5%

Private Sponsor - 2.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	485,000	445,312
Class C, 5.6984% 4/10/17	1,290,000	1,168,298
Class D, 5.6984% 5/10/17	650,000	560,557
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7598% 11/25/34 (e)	1,661,300	1,633,919
Series 2005-E Class 2A7, 4.6074% 6/25/35 (e)	2,680,000	2,615,450
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3552% 2/25/37 (e)	333,523	328,598
Series 2007-A2 Class 3A1, 4.5604% 7/25/37 (e)	8,075,473	7,954,260

	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4065% 8/25/34 (e)	$ 4,395,632	$ 4,315,671
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6276% 11/25/34 (e)	1,739,471	1,710,202
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.836% 4/25/35 (e)	1,720,491	1,693,725
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 5.6525% 7/15/40 (e)	1,950,000	1,800,045
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	6,185,000	6,160,707
JPMorgan Mortgage Trust:
sequential payer Series 2006-A3 Class 3A3, 5.7408% 5/25/36 (e)	7,815,000	7,568,829
Series 2005-A8 Class 2A3, 4.9484% 11/25/35 (e)	760,000	744,518
Series 2006-A3 Class 6A1, 3.768% 8/25/34 (e)	2,613,600	2,549,039
Series 2007-A1 Class 3A2, 5.0057% 7/25/35 (e)	8,876,637	8,760,132
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	421,791	424,163
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,570,000	4,591,156
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6502% 10/25/35 (e)	3,490,790	3,449,092
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.8925% 6/10/35 (a)(e)	1,010,129	952,087
Class B5, 7.4925% 6/10/35 (a)(e)	690,179	647,178
Class B6, 7.9925% 6/10/35 (a)(e)	406,794	366,496
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 10/25/16	208,689	214,405
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.169% 10/20/35 (e)	605,000	595,934
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7599% 9/25/36 (e)	2,890,000	2,874,807
Series 2005-AR10 Class 2A2, 4.1099% 6/25/35 (e)	4,078,435	3,988,374
Series 2005-AR12 Class 2A6, 4.3221% 7/25/35 (e)	6,503,380	6,373,404
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.1973% 3/25/35 (e)	$ 859,371	$ 852,501
Series 2005-AR4 Class 2A2, 4.5237% 4/25/35 (e)	3,351,638	3,286,241
Series 2006-AR8 Class 2A6, 5.2378% 4/25/36 (e)	6,240,000	6,168,023
TOTAL PRIVATE SPONSOR		84,793,123
U.S. Government Agency - 3.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,400,000	3,521,563
Series 1999-57 Class PH, 6.5% 12/25/29	2,391,401	2,491,613
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.115% 10/25/35 (e)	2,579,946	2,565,416
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,485,397	2,512,256
Series 2002-9 Class PC, 6% 3/25/17	458,426	468,488
Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	11,208,398
Class KD, 4.5% 7/25/18	2,625,000	2,604,108
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	205,674	202,630
Series 2004-86 Class KC, 4.5% 5/25/19	939,821	931,646
Series 2004-91 Class AH, 4.5% 5/25/29	1,983,917	1,967,541
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,944,128
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,509,717
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,770,450
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,216,472
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,951,481
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,448,651

	Principal Amount	Value
Series 2885 Class PC, 4.5% 3/15/18	$ 2,560,000	$ 2,547,986
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,875,295
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,519,327
Series 3117 Class PC, 5% 6/15/31	20,000,000	20,148,732
sequential payer:
Series 2508 Class CK, 5% 10/15/17	10,000,000	10,000,369
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,188,642
Series 2750 Class ZT, 5% 2/15/34	2,348,922	2,161,903
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 10.035% 6/16/37 (e)	273,286	346,807
TOTAL U.S. GOVERNMENT AGENCY		113,103,619
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $196,677,891)		197,896,742
Commercial Mortgage Securities - 7.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.055% 2/14/43 (e)	1,435,000	1,558,255
Class A3, 7.105% 2/14/43 (e)	1,545,000	1,652,909
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9118% 5/10/45 (e)	2,100,000	2,153,520
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,774,495
Class A3, 5.39% 2/10/14	1,985,000	1,984,485
Series 2007-2 Class A1, 5.421% 1/10/12	2,229,525	2,249,504
Series 2007-3 Class A3, 5.8378% 6/10/49 (e)	6,100,000	6,186,244
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42	3,855,000	3,844,665
Series 2001-3 Class H, 6.562% 4/11/37 (a)	4,889,139	5,189,000
Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class B1, 6.465% 7/25/37 (a)(e)	212,387	163,007
Class B2, 7.115% 7/25/37 (a)(e)	183,425	128,483
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B3, 8.215% 7/25/37 (a)(e)	$ 207,560	$ 147,594
Class M2, 5.275% 7/25/37 (a)(e)	125,501	115,775
Class M3, 5.355% 7/25/37 (a)(e)	125,501	115,226
Class M4, 5.515% 7/25/37 (a)(e)	265,483	226,864
Class M5, 5.615% 7/25/37 (a)(e)	236,521	197,200
Class M6, 5.865% 7/25/37 (a)(e)	294,445	242,135
Series 2007-3:
Class B1, 5.815% 7/25/37 (a)(e)	202,005	196,955
Class B2, 6.465% 7/25/37 (a)(e)	532,560	519,246
Class B3, 8.865% 7/25/37 (a)(e)	270,871	262,745
Class M1, 5.175% 7/25/37 (a)(e)	179,050	177,260
Class M2, 5.205% 7/25/37 (a)(e)	188,232	186,350
Class M3, 5.235% 7/25/37 (a)(e)	307,599	304,139
Class M4, 5.365% 7/25/37 (a)(e)	486,649	479,350
Class M5, 5.465% 7/25/37 (a)(e)	243,325	238,458
Class M6, 5.665% 7/25/37 (a)(e)	183,641	179,968
Series 2007-4A:
Class B1, 7.415% 9/25/37 (a)(e)	284,516	214,232
Class B2, 8.315% 9/25/37 (a)(e)	1,079,200	788,997
Class M4, 6.465% 9/25/37 (a)(e)	706,386	614,666
Class M5, 6.615% 9/25/37 (a)(e)	706,386	611,465
Class M6, 6.815% 9/25/37 (a)(e)	706,386	599,103
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class AM, 5.7129% 6/11/40	1,898,000	1,904,530
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,022,459
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,987,240	1,986,962
Class X2, 0.5584% 2/11/44 (a)(e)(g)	146,305,000	2,597,075

	Principal Amount	Value
Series 2007-PW16:
Class B, 5.713% 6/11/40 (a)	$ 1,405,000	$ 1,306,026
Class C, 5.713% 6/11/40 (a)	1,170,000	1,065,138
Class D, 5.713% 6/11/40 (a)	1,170,000	1,050,500
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(e)	1,345,000	1,408,463
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,671,543	4,831,781
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (e)	6,030,748	6,112,561
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,900,860
COMM Series 2004-LBN2 Class X2, 1.0925% 3/10/39 (a)(e)(g)	5,978,266	120,813
COMM pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,772,795
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,389,581
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	2,750,000	2,799,222
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	4,311,682	4,441,589
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,672,242
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,216,525
Class A4, 4.75% 1/15/37	3,035,000	2,999,911
Series 1997-C2 Class D, 7.27% 1/17/35	1,058,394	1,061,456
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,052,353
Class D, 7.17% 5/17/40	595,000	628,132
Series 2001-CKN5 Class AX, 0.9731% 9/15/34 (a)(e)(g)	26,802,417	1,282,957
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	259,604
Series 2004-C1 Class ASP, 0.9487% 1/15/37 (a)(e)(g)	29,710,838	625,134
Series 2006-C1 Class A3, 5.711% 2/15/39 (e)	3,895,000	3,941,502
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	$ 1,421,435	$ 1,425,496
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	4,939,693
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,406,273	3,599,277
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	3,720,000	3,762,091
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	3,217,434	3,178,000
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,619,132
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,751,253	1,758,077
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,561,385
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 5.5719% 3/1/20 (a)(e)	1,335,000	1,288,275
Class D, 5.6219% 3/1/20 (a)(e)	400,000	383,568
Class E, 5.6919% 3/1/20 (a)(e)	670,000	643,200
Class F, 5.7319% 3/1/20 (a)(e)	335,000	320,763
Class G, 5.7719% 3/1/20 (a)(e)	165,000	155,516
Class H, 5.9019% 3/1/20 (a)(e)	275,000	261,938
Class J, 6.1019% 3/1/20 (a)(e)	395,000	375,250
sequential payer:
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,300,593	1,297,984
Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,743,870
Series 1998-GLII Class E, 7.1716% 4/13/31 (e)	1,615,000	1,621,413
Series 2006-GG6 Class A2, 5.506% 4/10/38 (e)	2,990,000	3,023,438
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (e)	3,965,000	4,083,473

	Principal Amount	Value
Series 2007-GG10 Class A1, 5.69% 8/10/45	$ 1,978,286	$ 2,006,079
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (e)	5,840,000	5,955,670
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	5,065,000	4,961,170
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.6682% 12/12/44 (e)	4,625,000	4,662,039
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,908,538
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,783,679
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	698,254
Class C, 5.7462% 2/12/49	1,971,000	1,802,854
Class D, 5.7462% 2/12/49	2,075,000	1,872,044
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,323,269	1,325,093
Class BS, 5.437% 1/15/49 (e)	1,725,000	1,607,298
Class CS, 5.466% 1/15/49 (e)	745,000	685,645
Class ES, 5.7356% 1/15/49 (a)(e)	4,663,000	4,032,941
LB Conduit Commercial Mortgage Trust Series 2007-C3:
Class F, 6.1339% 7/15/44 (e)	1,815,000	1,502,488
Class G, 6.1339% 7/15/44 (a)(e)	3,200,000	2,577,546
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,145,791	2,265,950
Series 2001-C3 Class A1, 6.058% 6/15/20	1,618,992	1,646,853
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,729,879
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,496,451
Series 2006-C7 Class A1, 5.279% 11/15/38	788,200	793,539
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	1,158,202	1,167,134
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,912,356
Series 2007-C2 Class AM, 5.493% 2/15/40 (e)	1,898,000	1,866,517
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	208,193	206,366
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust: - continued
sequential payer:
Series 2005-MCP1 Class A2, 4.556% 6/12/43	$ 2,120,000	$ 2,096,749
Series 2007-C1 Class A4, 6.0228% 7/12/40 (e)	3,796,000	3,939,843
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,558,818
Series 2007-5 Class A1, 4.275% 12/12/11	1,036,767	1,022,077
Series 2007-7 Class B, 5.75% 6/25/50	770,000	697,240
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,235,000	2,212,622
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,099,779	4,106,153
Series 2006-T23 Class A1, 5.682% 8/12/41	1,210,067	1,227,073
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (e)	4,745,000	4,734,090
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,833,708	1,829,740
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	3,895,926	3,920,826
Class AM, 5.8768% 4/15/49 (e)	1,898,000	1,899,999
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,373,220
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (a)(e)(g)	25,112,174	823,732
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	2,002,146
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,387,332	2,847,060
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	752,838	753,646
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,581,124
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,262,473	1,252,669

	Principal Amount	Value
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 5,940,000	$ 5,929,312
Class A5, 5.342% 12/15/43	3,796,000	3,784,412
Series 2007-C31 Class A1, 5.14% 4/15/47	1,214,734	1,215,826
Series 2007-C30 Class E, 5.553% 12/15/43 (e)	6,257,000	5,256,784
Series 2007-C31:
Class AM, 5.591% 4/15/47	1,898,000	1,876,712
Class C, 5.8818% 4/15/47 (e)	2,455,000	2,213,013
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $276,756,671)		273,415,574
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	532,980
United Mexican States 5.875% 1/15/14	1,665,000	1,731,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,264,580
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	629,114
6.875% 3/15/12	425,000	453,485
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,687)		1,082,599
Fixed-Income Funds - 12.2%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $484,713,504)	4,877,015	435,371,129
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e) (Cost $3,520,000)	$ 3,520,000	3,430,426
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.71%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $43,682,000)	$ 43,693,418	$ 43,682,000
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $3,895,589,362)	3,880,908,568
NET OTHER ASSETS - (8.2)%	(293,101,102)
NET ASSETS - 100%	$ 3,587,807,466
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	$ 4,400,000	2,332,000
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	1,600,000	(1,360,771)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	(116,604)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.88% 11/25/34

	Dec. 2034	$ 775,000	$ (220,701)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 9.01% 8/25/34	Sept. 2034	141,097	(38,832)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	315,084	(81,948)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Jan. 2036	1,600,000	(1,323,680)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,000,000	1,685
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	$ 3,400,000	$ (51,473)
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	900,000	52,953
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	3,200,000	45,906
Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%	Dec. 2012	900,000	58,375
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,360,000	(81,299)

	Expiration Date	Notional Amount	Value

Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%

	Sept. 2013	$ 2,035,000	$ (76,583)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	610,794	(370,859)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(1,118,275)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (d)	Sept. 2037	3,100,000	(1,736,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (d)	Sept. 2037	2,600,000	(1,456,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)

	August 2037	$ 3,000,000	$ (1,680,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (d)	Sept. 2037	1,500,000	(840,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par vale of the proportional notional amount (d)	Sept. 2037	1,800,000	(1,008,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional amount (d)	Sept. 2037	2,300,000	(1,288,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	4,400,000	(2,464,000)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)

	August 2037	$ 1,600,000	$ (896,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	4,600,000	(2,576,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	412,580	(39,627)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	(85,868)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 465,000	$ (57,014)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series	Nov. 2035	1,900,000	(1,388,569)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(272,937)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	(197,913)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36

	Sept. 2036	$ 3,700,000	$ (3,330,609)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	515,880	(83,772)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	231,256	(191,518)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	1,800,000	(527,379)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 610,794	$ (371,188)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	1,075,000	(314,962)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	40,946	(33,963)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(350,312)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 565,599	$ (172,801)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon credit event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	1,900,000	(1,642,930)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,900,000	(836,413)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(262,565)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(141,124)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35

	Oct. 2035	$ 2,000,000	$ (1,201,449)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,900,000	1,124
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	3,876
Receive quarterly notional amount multiplied by .62% and pay UBS upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,070,000	(266,884)

	Expiration Date	Notional Amount	Value
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 4,290,000	$ 7,451
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	5,006
TOTAL CREDIT DEFAULT SWAPS		80,344,030	(28,046,446)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(31,605)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	129,055
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	371,168
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	275,798
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,500,000	39,621
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	$ 1,000,000	$ 27,297
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	50,000,000	2,544,655
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	30,000,000	1,593,618
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,051,590
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	2,094,614
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	4,345,184
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	626,039

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 32,000,000	$ 1,378,029
Receive semi-annually a fixed rate equal to 5.45% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	25,000,000	1,702,861
TOTAL INTEREST RATE SWAPS		423,050,000	16,147,924
		$ 503,394,030	$ (11,898,522)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,359,768 or 6.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,427,412.
(d) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$43,682,000 due 1/02/08 at 4.71%
Banc of America Securities LLC	$ 19,813,485
Bank of America, NA	8,170,379
Barclays Capital, Inc.	13,617,298
ING Financial Markets LLC	1,672,319
WestLB AG	408,519
$ 43,682,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 30,690,722

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 528,129,201	$ 128,603,122	$ 163,773,986	$ 435,371,129	4.3%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $43,682,000) - See accompanying schedule: Unaffiliated issuers (cost $3,410,875,858)	$ 3,445,537,439
Fidelity Central Funds (cost $484,713,504)	435,371,129
Total Investments (cost $3,895,589,362)		$ 3,880,908,568
Cash		180,500
Receivable for investments sold		704,770
Receivable for swap agreements		65,881
Interest receivable		25,143,664
Distributions receivable from Fidelity Central Funds		1,955,292
Total assets		3,908,958,675

Liabilities
Payable for investments purchased Regular delivery	$ 11,339
Delayed delivery	309,232,247
Swap agreements, at value	11,898,522
Other payables and accrued expenses	9,101
Total liabilities		321,151,209

Net Assets		$ 3,587,807,466
Net Assets consist of:
Paid in capital		$ 3,601,043,779
Undistributed net investment income		3,017,076
Accumulated undistributed net realized gain (loss) on investments		6,364,217
Net unrealized appreciation (depreciation) on investments		(22,617,606)
Net Assets, for 35,001,498 shares outstanding		$ 3,587,807,466
Net Asset Value, offering price and redemption price per share ($3,587,807,466 ÷ 35,001,498 shares)		$ 102.50

Statement of Operations

	Year ended December 31, 2007

Investment Income
Dividends		$ 223,379
Interest		140,979,652
Income from Fidelity Central Funds		30,690,722
Total income		171,893,753

Expenses
Custodian fees and expenses	$ 93,947
Independent trustees' compensation	10,717
Total expenses before reductions	104,664
Expense reductions	(24,983)	79,681
Net investment income		171,814,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,959,379
Fidelity Central Funds	(8,216,215)
Swap agreements	(3,662,659)
Total net realized gain (loss)		5,080,505
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,614,453)
Swap agreements	(7,264,109)
Total change in net unrealized appreciation (depreciation)		(17,878,562)
Net gain (loss)		(12,798,057)
Net increase (decrease) in net assets resulting from operations		$ 159,016,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	For the period June 23, 2006 (commencement of operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 171,814,072	$ 75,243,878
Net realized gain (loss)	5,080,505	(585,352)
Change in net unrealized appreciation (depreciation)	(17,878,562)	82,658,962
Net increase (decrease) in net assets resulting from operations	159,016,015	157,317,488
Distributions to shareholders from net investment income	(167,465,735)	(74,679,073)
Distributions to shareholders from net realized gain	(2,131,039)	(2,712,938)
Total distributions	(169,596,774)	(77,392,011)
Affiliated shares transactions Proceeds from sales of shares	846,478,691	357,378,602
Contributions in-kind	-	2,367,627,479
Reinvestment of distributions	90,626,029	-
Cost of shares redeemed	(133,664,658)	(9,983,395)
Net increase (decrease) in net assets resulting from share transactions	803,440,062	2,715,022,686
Total increase (decrease) in net assets	792,859,303	2,794,948,163

Net Assets
Beginning of period	2,794,948,163	-
End of period (including undistributed net investment income of $3,017,076 and undistributed net investment income of $3,151,535, respectively)	$ 3,587,807,466	$ 2,794,948,163
Other Information Shares
Sold	8,284,694	3,550,542
Issued for in-kind contributions	-	23,676,275
Issued in reinvestment of distributions	888,417	-
Redeemed	(1,300,993)	(97,437)
Net increase (decrease)	7,872,118	27,129,380

Financial Highlights

Years ended December 31,	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	5.534	2.814
Net realized and unrealized gain (loss)	(.594)	3.132
Total from investment operations	4.940	5.946
Distributions from net investment income	(5.385)	(2.826)
Distributions from net realized gain	(.075)	(.100)
Total distributions	(5.460)	(2.926)
Net asset value, end of period	$ 102.50	$ 103.02
Total Return B, C	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-%A, G
Expenses net of fee waivers, if any	-%G	-%A, G
Expenses net of all reductions	-%G	-%A, G
Net investment income	5.42%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,587,807	$ 2,794,948
Portfolio turnover rateF	137%	99%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

On April 26, 2007, the Fund purchased 793,730 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $78,603,082 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $79,985.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discount, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 82,903,336
Unrealized depreciation	(104,439,842)
Net unrealized appreciation (depreciation)	(21,536,506)
Undistributed ordinary income	4,924,825
Undistributed long-term capital gain	3,375,373

Cost for federal income tax purposes	$ 3,902,445,074

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 169,596,774	$ 77,392,011

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price, including the associated financing cost, if any, is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $851,816,325 and $562,632,384, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $10,717.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,266.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	21.5%
VIP Asset Manager: Growth Portfolio	1.4%
VIP Balanced Portfolio	6.9%
VIP Investment Grade Bond Portfolio	70.2%

9. Credit Risk.

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 2007 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers[; where replies were not received from brokers, we performed other auditing procedures]. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended December 31, 2007 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-
present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Investment Grade Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of VIP Investment Grade Central Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of VIP Investment Grade Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-
present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 2006

Secretary of VIP Investment Grade Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Investment Grade Central Fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Investment Grade Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Investment Grade Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006

Chief Compliance Officer of VIP Investment Grade Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-
present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP Investment Grade Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP Investment Grade Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 8, 2008, to shareholders of record at the opening of business on February 8, 2008, a distribution of $0.22 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $3,375,373, or, if subsequently determined to be different, the net capital gain of such year.

A total of 16.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the VIP Investment Grade Central Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
VIP Investment Grade Central Fund	$49,000	$40,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,500,000	$6,700,000
A	Aggregate amounts may reflect rounding.
B	The fund commenced operations on June 23, 2006.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B
VIP Investment Grade Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	The fund commenced operations on June 23, 2006.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A,B
VIP Investment Grade Central Fund	$5,200	$5,500
A	Aggregate amounts may reflect rounding.
B	The fund commenced operations on June 23, 2006.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A,B
VIP Investment Grade Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	The fund commenced operations on June 23, 2006.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B,C
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.
C	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by Deloitte Entities of $680,000A and $720,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B,C
Covered Services	$5,000	$5,000
Non-Covered Services	$675,000	$715,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.
C	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 7, 2008